SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2023
Disclosure Text Block Supplement [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 8:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development expenses:

	Year ended December 31,
	2023	2022	2021

Subcontractors and consultants	$1,001	$2,228	$1,654
Payroll and related expenses	699	766	719
Share-based compensation expense	73	285	99
Clinical trials expenses	4,262	1,121	357
Other expenses	-	22	31

	$6,035	$4,422	$2,860

b.	General and administrative expenses:

	Year ended December 31,
	2023	2022	2021

Professional services	$1,209	$1,489	$1,697
Payroll and related expenses	877	780	688
D&O insurance	394	653	935
Rent and office maintenance	191	249	210
Share-based compensation expense	731	1,104	713
Other expenses	147	172	105

	$3,549	$4,447	$4,348

c.	Other financial income (expenses), net:

	Year ended December 31,
	2023	2022	2021

Interest income	406	160	-
Issuance expenses	(368)	-	-
Bank fees	(16)	(13)	(10)
Loss from Inducement offer letter agreement (Note 7c)	(1,502)	-
Change in fair value of derivative warrant liability (Note7c)	1,726	-	-
Exchange rate differences	$2	(61)	$(22)
Total other financial expenses, net	$248	86	$(32)